RYDEX VARIABLE TRUST

                         ABSOLUTE RETURN STRATEGIES FUND

                                COMMODITIES FUND

                               HEDGED EQUITY FUND

             MULTI-CAP CORE EQUITY FUND (FORMERLY, CORE EQUITY FUND)

                              SECTOR ROTATION FUND

                    Supplement dated October 12, 2006 to the

                         Rydex Variable Trust Prospectus

                                Dated May 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS (THE "PROSPECTUS") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THAT PROSPECTUS.

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I.  AMENDMENT TO "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" SECTION

The Board of Trustees of Rydex Variable Trust (the "Trust") has determined that imposing a redemption fee is not necessary for the Trust's Absolute Return Strategies Fund, Commodities Fund, Hedged Equity Fund, Multi-Cap Core Equity Fund, and Sector Rotation Fund. As a result, the 1% redemption fee previously imposed on shares of the Absolute Return Strategies Fund and Hedged Equity Fund redeemed within thirty (30) days of buying them is hereby terminated effective October 12, 2006.

EFFECTIVE OCTOBER 12, 2006, THE SECOND, THIRD, AND FOURTH PARAGRAPHS UNDER THE PROSPECTUS HEADING "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" HAVE BEEN DELETED AND REPLACED WITH THE PARAGRAPHS BELOW.

Unlike most other Rydex Funds, the Absolute Return Strategies, Commodities, Hedged Equity, Multi-Cap Core Equity and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention.

II.  AMENDMENT TO "MANAGEMENT OF THE FUNDS - INVESTMENT ADVISOR" SECTION

FOR THE MULTI-CAP CORE EQUITY FUND, AND EFFECTIVE IMMEDIATELY, THE THIRD SENTENCE OF THE FOOTNOTE TO THE ADVISORY FEE TABLE UNDER "MANAGEMENT OF THE FUNDS - INVESTMENT ADVISOR" IS HEREBY DELETED AND REPLACED WITH THE FOLLOWING SENTENCE.

The performance comparison will be made for a rolling 12-month period, with performance adjustments made at the end of each month beginning November 30, 2006.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VA-1-SUP

                              RYDEX VARIABLE TRUST

                              SECTOR ROTATION FUND

                    Supplement dated October 12, 2006 to the
                         Rydex Variable Trust Prospectus
                                Dated May 1, 2006

This supplement provides new and additional information that supplements information contained in the Rydex Variable Trust Prospectus (the "Prospectus") listed above and should be read in conjunction with that Prospectus.

--------------------------------------------------------------------------------

EFFECTIVE OCTOBER 12, 2006, THE FIRST, SECOND, AND THIRD PARAGRAPHS UNDER THE PROSPECTUS HEADING "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" HAVE BEEN DELETED AND REPLACED WITH THE PARAGRAPHS BELOW.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


VA-1-SUP2

                              RYDEX VARIABLE TRUST

                              SECTOR ROTATION FUND

                    Supplement dated October 12, 2006 to the
                         Rydex Variable Trust Prospectus
                                Dated May 1, 2006

This supplement provides new and additional information that supplements information contained in the Rydex Variable Trust Prospectus (the "Prospectus") listed above and should be read in conjunction with that Prospectus.

--------------------------------------------------------------------------------

EFFECTIVE OCTOBER 12, 2006, THE SECOND, THIRD, AND FOURTH PARAGRAPHS UNDER THE PROSPECTUS HEADING "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" HAVE BEEN DELETED AND REPLACED WITH THE PARAGRAPHS BELOW.

Unlike most other Rydex Funds, the Sector Rotation Fund is not suitable for purchase by active investors. The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Fund's access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Fund is sold exclusively through variable annuity and variable life insurance products, the Fund expects that all shares of the Fund will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Fund's ability to prevent frequent trading of the Fund will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention.

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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VA-1-SUP3

                              RYDEX VARIABLE TRUST

                                COMMODITIES FUND
                              SECTOR ROTATION FUND

                    Supplement dated October 12, 2006 to the
                         Rydex Variable Trust Prospectus
                                Dated May 1, 2006

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS (THE "PROSPECTUS") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THAT PROSPECTUS.

--------------------------------------------------------------------------------

EFFECTIVE OCTOBER 12, 2006, THE SECOND, THIRD, AND FOURTH PARAGRAPHS UNDER THE PROSPECTUS HEADING "FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES" HAVE BEEN DELETED AND REPLACED WITH THE PARAGRAPHS BELOW.

Unlike most other Rydex Funds, the Commodities and Sector Rotation Funds are not suitable for purchase by active investors. Each Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of these Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' access to information about individual shareholder transactions made through such omnibus arrangements is often unavailable or severely limited. Because the Funds are sold exclusively through variable annuity and variable life insurance products, the Funds expect that all shares of the Funds will be owned on an omnibus basis by various insurance companies sponsoring such products on behalf of contract owners. As a result, the Funds' ability to prevent frequent trading of the Funds will be solely dependent on the ability and willingness of the various insurance companies to assist in its prevention.

--------------------------------------------------------------------------------
               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

VA-1-SUP4